One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

September 11, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: National Security Variable Account N (1940 Act File No. 811-10619)

Post-Effective Amendment No. 19 to File No. 333-125856

Ladies and Gentlemen:

Attached hereto is post-effective amendment 19 to File number 333-125856. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to increase the fee on the GPP (2012) rider for riders applied for on or after the date to be indicated in the supplement and to explicitly state the Registrant reserves the right to declare new rider fees via a supplement for riders applied for on or after the date referenced in the applicable supplement. A form of supplement the Registrant intends to use if, in the future, it changes the fee for newly issued riders is attached to this letter as Appendix A.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is contemporaneously filing 6 post-effective amendments, including the one that accompanies this letter, to its Form N-4 registration statements to make the above referenced. The related disclosure language for the applicable changes are substantially identical across the post-effective amendments.

Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes, and that, to the extent the staff has reviewed the existing NScore disclosures and the disclosure changes in NScore Premier (included in the 6 post-effective amendments), it will already be familiar with the features described in the other 5 post-effective amendments.

Registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. Registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Appendix A

NScore Series of Variable Annuities

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated XXXXXX XX, 20XX

The following supplements and amends the prospectus dated May 1, 20XX. All other provisions of your prospectus remain unchanged. Please keep this supplement for future reference.

We are issuing this fee supplement to amend the charge for the XXXX rider. This supplement replaces and supercedes any previously issued fee supplements for the XXXX rider and/or the applicable charge information in the prospectus. This supplement must be used in conjunction with a currently effective NScore variable annuity prospectus.

The following charge applies for XXXX riders applied for on after XXXXXX XX, 20XX. It is possible a new fee supplement or a prospectus may be filed in the future which would supercede this supplement. We are under obligation to notify you that this supplement is no longer in effect. Please contact us at 1-877-446-6020 or your registered representative to determine the current charge for the rider.

XXXX rider	X.XX%
(currently 0.XX%)	(maximum charge)